Inventory (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Inventory
Inventory write-down	$ 1,239,545	$ 3,545,232	$ 5,949,741